Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Interest and Finance Costs, net [Abstract]
Interest expense	$ 18,135	$ 18,295	$ 36,998	$ 35,016
Less: Interest capitalized	(300)	(21)	(468)	(21)
Interest expense, net	17,835	18,274	36,530	34,995
Bunkers swap cash settlements	401	(2,149)	668	(3,560)
Amortization of loan fees	1,070	1,262	2,140	2,074
Bank charges	62	377	149	379
Change in fair value of non-hedging financial instruments	1,894	(2,981)	(632)	(1,160)
Net total	$ 21,262	$ 14,783	$ 38,855	$ 32,728